CHANGE IN WORKING CAPITAL (Detail) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change In Working Capital [Abstract]
Inventories	R (937.7)	R (35.5)	R (78.2)
Trade and other receivables	(214.9)	(220.0)	(634.6)
Trade and other payables	630.3	17.9	44.8
Total change in working capital	R (522.3)	R (237.6)	R (668.0)